Tax liabilities	12 Months Ended
Dec. 31, 2024
Tax Liabilities
Tax liabilities

Note	33 | Tax liabilities

	12.31.24	12.31.23
Non-current
Current
Provincial, municipal and federal contributions and taxes	10,518	3,871
VAT payable	9,819	-
Tax withholdings	10,291	4,170
SUSS withholdings	519	325
Municipal taxes	3,138	1,735
Total current	34,285	10,101